UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net loss	$ (44.4)	$ (21.4)	$ (106.9)	$ (8.9)	$ (6.1)
Foreign currency translation adjustments, net of tax	(3.0)	0.9	(1.0)	(2.2)	(4.6)
Net unrealized gain (loss) on cash flow hedges, net of tax	(4.6)	16.9	(3.8)	93.5	117.2
Comprehensive loss	(52.0)	(3.6)	(111.7)	82.4	106.5
Less: Comprehensive loss attributable to noncontrolling interests	0.9	0.9	13.4	8.6	17.2
Comprehensive loss attributable to Lionsgate Studios Corp. shareholders	(51.1)	(2.7)	(98.3)	91.0	123.7
Starz Business of Lions Gate Entertainment Corp
Net loss	4.2	(32.5)	(915.2)	(1,871.0)	(155.3)
Net loss from continuing operations	1.1	(8.5)	(804.6)	(1,335.9)	(30.0)
Comprehensive income (loss) from continuing operations, net of tax	1.1	(8.5)	(804.6)	(1,335.9)	(30.0)
Net income (loss) from discontinued operations	3.1	(24.0)	(110.6)	(535.1)	(125.3)
Other comprehensive income (loss) from discontinued operations	0.0	0.0	0.0	0.0	0.0
Comprehensive loss attributable to Lionsgate Studios Corp. shareholders	$ 4.2	$ (32.5)	$ (915.2)	$ (1,871.0)	$ (155.3)